Schedule of Lines of Credit (Details) - USD ($)	Jan. 31, 2016	Jan. 31, 2015
Line of Credit Facility [Line Items]
Available	$ 15,000,000,000	$ 15,000,000,000
Five Year Facility [Member]
Line of Credit Facility [Line Items]
Available	6,000,000,000	6,000,000,000
Drawn	0	0
Undrawn	6,000,000,000	6,000,000,000
Three Hundred And Sixty Four Day Facility [Member]
Line of Credit Facility [Line Items]
Available	9,000,000,000	9,000,000,000
Drawn	0	0
Undrawn	9,000,000,000	9,000,000,000
Drawn amount
Line of Credit Facility [Line Items]
Drawn	0	0
Unused lines of Credit [Member]
Line of Credit Facility [Line Items]
Undrawn	$ 15,000,000,000	$ 15,000,000,000